Average Annual Total Returns{- Fidelity Series Large Cap Value Index Fund} - 01.31 Fidelity Series Large Cap Value Index Fund Series PRO-10 - Fidelity Series Large Cap Value Index Fund	Fidelity Series Large Cap Value Index Fund Return Before Taxes Past 1 year	Fidelity Series Large Cap Value Index Fund Return Before Taxes Past 5 years	Fidelity Series Large Cap Value Index Fund Return Before Taxes Since Inception		Fidelity Series Large Cap Value Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions Past 5 years	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions Since Inception		Fidelity Series Large Cap Value Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Large Cap Value Index Fund After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Past 5 years	RS005 Since Inception
Total	2.86%	9.75%	8.62%	[1]	2.19%	8.59%	7.38%	[1]	2.09%	7.51%	6.60%	[1]	2.80%	9.74%	8.87%	[1]

[1]	(a)From November 7, 2013